Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 10,412	€ 11,456
Switzerland
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	9,700	10,700
Austria
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	400	500
Slovenia
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	200	100
Philippines
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 100	€ 200